Victory Funds

Victory Munder Small Cap Growth Fund

Supplement dated June 10, 2022

to the Summary Prospectus dated November 1, 2021 (“Summary Prospectus”)

Effective September 30, 2022, Tony Dong plans to retire after 39 years in the investment industry, the last 34 years with Munder Capital Management (“Munder”). Munder is a Victory Capital Management Inc. franchise. At that time, Brian Matuszak will lead the Munder team responsible for the small cap growth strategy. The following changes will be effective September 30, 2022.

1.	All references to Tony Y. Dong are hereby removed from the Summary Prospectus.

2.	The following replaces the section titled “Management of the Fund – Portfolio Managers” found on page 5 of the Summary Prospectus.

Portfolio Managers

	Title	Tenure with the Fund
Gavin Hayman, CFA	Senior Portfolio Manager	Since 2015
Brian S. Matuszak, CFA	Senior Portfolio Manager	Since 2015

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.